Cash and cash equivalents (Details) $ in Thousands, € in Millions, ¥ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Money market funds	$ 1,678,100			$ 669,147	$ 997,092
Term accounts	350,000			54,116	95,090
Cash and bank balances	20,744			77,477	242,494
Total cash and cash equivalents	2,048,800	€ 636.0	¥ 1,164.6	$ 800,740	$ 1,334,676	$ 1,216,803
EUR
Disclosure of financial assets [line items]
Total cash and cash equivalents	702,800
JPY
Disclosure of financial assets [line items]
Total cash and cash equivalents	$ 8,200